UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
11/30/14 (Unaudited)

COMMON STOCKS (85.3%)(a)
	Shares	Value

Aerospace and defense (1.1%)

Engility Holdings, Inc.(NON)	43,200	$1,816,560

Huntington Ingalls Industries, Inc.	18,204	1,983,690

		3,800,250
Air freight and logistics (0.5%)

Park-Ohio Holdings Corp.	31,937	1,793,901

		1,793,901
Auto components (1.8%)

Goodyear Tire & Rubber Co. (The)	92,900	2,546,389

Remy International, Inc.	87,400	1,608,160

Stoneridge, Inc.(NON)	163,940	1,780,388

		5,934,937
Banks (13.9%)

Ameris Bancorp	86,923	2,186,113

Banc of California, Inc.	109,358	1,202,938

Chemical Financial Corp.	72,506	2,100,499

CVB Financial Corp.	89,600	1,359,232

Eagle Bancorp, Inc.(NON)	45,190	1,550,921

First Connecticut Bancorp, Inc.	50,100	749,496

First Merchants Corp.	102,800	2,205,060

First NBC Bank Holding Co.(NON)	43,474	1,582,454

First of Long Island Corp. (The)	30,904	781,253

Fulton Financial Corp.	193,500	2,310,390

German American Bancorp, Inc.	36,700	1,037,142

Hanmi Financial Corp.	90,900	1,827,090

Investors Bancorp, Inc.	183,308	1,981,559

Lakeland Financial Corp.	43,200	1,710,288

National Bank Holdings Corp. Class A	34,938	671,858

NBT Bancorp, Inc.	77,400	1,881,594

Old National Bancorp	160,700	2,281,940

Pacific Premier Bancorp, Inc.(NON)	120,100	1,910,791

Popular, Inc. (Puerto Rico)(NON)	53,520	1,746,893

ServisFirst Bancshares, Inc.	72,594	2,293,970

Southside Bancshares, Inc.(S)	52,800	1,707,024

State Bank Financial Corp.	69,700	1,296,420

Sterling Bancorp	156,100	2,088,618

Talmer Bancorp, Inc. Class A	114,981	1,599,386

Tristate Capital Holdings, Inc.(NON)	149,500	1,509,950

WesBanco, Inc.	54,100	1,796,661

Western Alliance Bancorp(NON)	46,400	1,226,352

Wintrust Financial Corp.	45,700	2,042,333

		46,638,225
Biotechnology (1.1%)

Emergent BioSolutions, Inc(NON)	78,321	1,947,060

PDL BioPharma, Inc.	189,500	1,565,270

		3,512,330
Building products (0.8%)

Continental Building Products, Inc.(NON)	67,943	1,134,648

PGT, Inc.(NON)	178,300	1,677,803

		2,812,451
Capital markets (0.7%)

Cowen Group, Inc. Class A(NON)	440,654	1,868,373

Silvercrest Asset Management Group, Inc. Class A	29,487	423,138

		2,291,511
Chemicals (3.2%)

Cabot Corp.	33,800	1,456,104

Innophos Holdings, Inc.	29,200	1,579,136

LSB Industries, Inc.(NON)	45,700	1,511,299

Minerals Technologies, Inc.	19,997	1,484,377

OM Group, Inc.	58,953	1,604,111

Orion Engineered Carbons SA (Luxembourg)(NON)	90,100	1,529,898

RPM International, Inc.	29,900	1,426,230

		10,591,155
Commercial services and supplies (2.8%)

ARC Document Solutions, Inc.(NON)	162,600	1,565,838

Deluxe Corp.	39,100	2,285,395

Ennis, Inc.	70,421	937,304

Knoll, Inc.	105,600	1,956,768

Performant Financial Corp.(NON)	165,407	1,124,768

Pitney Bowes, Inc.	65,500	1,612,610

		9,482,683
Communications equipment (0.9%)

Alliance Fiber Optic Products, Inc.	86,300	1,094,284

Polycom, Inc.(NON)	145,600	1,917,552

		3,011,836
Construction and engineering (1.3%)

Comfort Systems USA, Inc.	93,100	1,337,847

EMCOR Group, Inc.	36,700	1,590,945

Orion Marine Group, Inc.(NON)	130,600	1,433,988

		4,362,780
Construction materials (0.4%)

CaesarStone Sdot-Yam, Ltd. (Israel)	23,736	1,471,632

		1,471,632
Consumer finance (1.3%)

Encore Capital Group, Inc.(NON)(S)	50,540	2,168,671

PRA Group, Inc.(NON)(S)	35,400	2,071,608

		4,240,279
Containers and packaging (0.5%)

Berry Plastics Group, Inc.(NON)	55,968	1,619,714

		1,619,714
Distributors (0.5%)

Core-Mark Holding Co., Inc.	28,832	1,733,092

		1,733,092
Diversified consumer services (0.9%)

Carriage Services, Inc.	110,400	2,120,784

Weight Watchers International, Inc.(NON)	28,979	840,391

		2,961,175
Diversified financial services (0.5%)

Gain Capital Holdings, Inc.	70,300	621,452

PHH Corp.(NON)(S)	50,400	1,167,264

		1,788,716
Diversified telecommunication services (0.6%)

Iridium Communications, Inc.(NON)(S)	218,400	2,085,720

		2,085,720
Electric utilities (3.5%)

Empire District Electric Co. (The)	135,200	3,746,392

IDACORP, Inc.	34,700	2,155,217

PNM Resources, Inc.	119,700	3,466,512

Portland General Electric Co.	60,000	2,212,200

		11,580,321
Electronic equipment, instruments, and components (1.2%)

Newport Corp.(NON)	95,600	1,683,516

SYNNEX Corp.	30,300	2,164,632

		3,848,148
Energy equipment and services (0.5%)

Hornbeck Offshore Services, Inc.(NON)	31,100	825,394

Tidewater, Inc.	22,500	695,475

Willbros Group, Inc.(NON)	63,521	289,021

		1,809,890
Food and staples retail (0.6%)

SpartanNash Co.	91,090	2,125,130

		2,125,130
Food products (0.3%)

Sanderson Farms, Inc.(S)	9,800	850,738

		850,738
Gas utilities (0.8%)

Southwest Gas Corp.	45,600	2,639,784

		2,639,784
Health-care equipment and supplies (0.7%)

Alere, Inc.(NON)	55,000	2,193,950

		2,193,950
Health-care providers and services (1.0%)

Ensign Group, Inc. (The)	40,949	1,614,210

Providence Service Corp. (The)(NON)	43,600	1,706,068

		3,320,278
Hotels, restaurants, and leisure (1.0%)

Intrawest Resorts Holdings, Inc.(NON)	107,606	1,153,536

Marriott Vacations Worldwide Corp.	30,810	2,264,843

		3,418,379
Household durables (1.0%)

Installed Building Products, Inc.(NON)	139,156	2,365,652

UCP, Inc. Class A(NON)	75,115	855,560

		3,221,212
Independent power and renewable electricity producers (0.6%)

Dynegy, Inc.(NON)	64,600	2,141,490

		2,141,490
Insurance (7.5%)

Allied World Assurance Co. Holdings AG	74,500	2,808,650

American Financial Group, Inc.	37,732	2,278,635

AMERISAFE, Inc.	39,200	1,634,248

Endurance Specialty Holdings, Ltd.	25,600	1,509,888

Hanover Insurance Group, Inc. (The)	35,500	2,530,440

Health Insurance Innovations, Inc. Class A(NON)	13,302	97,770

Maiden Holdings, Ltd. (Bermuda)	168,300	2,197,998

National General Holdings Corp.	80,700	1,513,125

PartnerRe, Ltd.	26,800	3,122,468

Reinsurance Group of America, Inc. Class A	36,419	3,121,837

Stancorp Financial Group	29,300	1,936,730

Validus Holdings, Ltd.	57,213	2,374,340

		25,126,129
Internet software and services (1.5%)

j2 Global, Inc.	38,300	2,165,482

Perficient, Inc.(NON)	100,800	1,744,848

Web.com Group, Inc.(NON)	67,497	1,145,424

		5,055,754
IT Services (1.8%)

Convergys Corp.	97,200	2,026,620

Datalink Corp.(NON)	144,404	1,764,617

Global Cash Access Holdings, Inc.(NON)	303,800	2,156,980

		5,948,217
Machinery (1.0%)

Hillenbrand, Inc.	60,700	1,952,112

Navistar International Corp.(NON)	35,041	1,254,468

		3,206,580
Media (1.3%)

Live Nation Entertainment, Inc.(NON)	81,700	2,189,560

Madison Square Garden Co. (The) Class A(NON)	14,900	1,088,296

MDC Partners, Inc. Class A	45,050	994,254

		4,272,110
Metals and mining (1.8%)

AK Steel Holding Corp.(NON)(S)	177,270	1,049,438

Century Aluminum Co.(NON)	91,900	2,541,035

Globe Specialty Metals, Inc.	69,900	1,211,367

United States Steel Corp.	39,100	1,303,985

		6,105,825
Multi-utilities (0.5%)

Avista Corp.	52,000	1,791,400

		1,791,400
Oil, gas, and consumable fuels (3.5%)

Aegean Marine Petroleum Network, Inc. (Greece)	197,615	1,926,746

Bill Barrett Corp.(NON)(S)	56,800	575,384

Callon Petroleum Co.(NON)	144,084	707,452

Energen Corp.	24,800	1,481,056

EP Energy Corp. Class A(NON)(S)	100,300	1,072,207

Gulfport Energy Corp.(NON)	22,100	1,054,833

Kodiak Oil & Gas Corp.(NON)	114,200	837,086

Midstates Petroleum Co., Inc.(NON)(S)	179,400	410,826

Scorpio Tankers, Inc.	221,518	1,827,524

SM Energy Co.	25,300	1,099,285

Stone Energy Corp.(NON)	48,900	772,620

		11,765,019
Pharmaceuticals (1.3%)

Medicines Co. (The)(NON)	49,700	1,332,457

POZEN, Inc.(NON)	108,200	961,898

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)	168,800	1,978,336

		4,272,691
Professional services (1.0%)

Kforce, Inc.	70,700	1,650,138

Mistras Group, Inc.(NON)	45,297	774,126

On Assignment, Inc.(NON)	29,400	903,462

		3,327,726
Real estate investment trusts (REITs) (7.6%)

AG Mortgage Investment Trust, Inc.	88,100	1,739,975

American Assets Trust, Inc.	41,101	1,615,269

Cherry Hill Mortgage Investment Corp.	87,638	1,656,358

Colony Financial, Inc.	78,700	1,932,085

Education Realty Trust, Inc.	102,494	1,193,030

EPR Properties	28,000	1,567,720

Healthcare Trust of America, Inc. Class A	66,900	853,644

iStar Financial, Inc.(NON)	171,900	2,456,451

MFA Financial, Inc.	194,460	1,629,575

One Liberty Properties, Inc.	46,770	1,072,436

Piedmont Office Realty Trust, Inc. Class A	55,000	1,034,000

QTS Realty Trust, Inc. Class A	21,982	714,855

RAIT Financial Trust	326,600	2,413,574

Summit Hotel Properties, Inc.	264,314	3,066,042

Two Harbors Investment Corp.	165,000	1,734,150

ZAIS Financial Corp.	44,100	794,682

		25,473,846
Real estate management and development (0.5%)

RE/MAX Holdings, Inc. Class A	51,720	1,730,034

		1,730,034
Road and rail (1.3%)

Quality Distribution, Inc.(NON)	174,149	2,101,978

Ryder System, Inc.	23,000	2,196,960

		4,298,938
Semiconductors and semiconductor equipment (3.1%)

FormFactor, Inc.(NON)	264,100	2,123,364

Mattson Technology, Inc.(NON)	550,635	1,442,664

Pericom Semiconductor Corp.(NON)	86,700	1,101,957

Photronics, Inc.(NON)	171,800	1,549,636

Spansion, Inc. Class A(NON)	96,800	2,262,216

Xcerra Corp.(NON)	230,000	1,842,300

		10,322,137
Software (1.5%)

AVG Technologies NV (Netherlands)(NON)	79,100	1,553,524

Mentor Graphics Corp.	89,000	1,976,690

TiVo, Inc.(NON)	124,800	1,520,064

		5,050,278
Specialty retail (1.3%)

Ascena Retail Group, Inc.(NON)	77,500	1,037,725

Express, Inc.(NON)	63,500	949,325

Office Depot, Inc.(NON)	349,800	2,319,174

		4,306,224
Technology hardware, storage, and peripherals (1.3%)

BancTec, Inc. 144A CVR(F)	160,833	—

Logitech International SA (Switzerland)(NON)	140,900	2,096,592

QLogic Corp.(NON)	188,800	2,178,752

		4,275,344
Thrifts and mortgage finance (2.5%)

BofI Holding, Inc.(NON)	19,800	1,562,616

Meta Financial Group, Inc.	45,700	1,608,640

NMI Holdings, Inc. Class A(NON)(S)	151,200	1,316,952

Provident Financial Services, Inc.	130,700	2,258,496

United Financial Bancorp, Inc.	106,184	1,463,216

		8,209,920
Trading companies and distributors (1.0%)

Rush Enterprises, Inc. Class A(NON)	55,300	1,939,924

Stock Building Supply Holdings, Inc.(NON)	85,188	1,363,858

		3,303,782

Total common stocks (cost $249,826,893)		$285,123,661

INVESTMENT COMPANIES (3.3%)(a)
	Shares	Value

American Capital, Ltd.(NON)	143,600	$2,152,564

Hercules Technology Growth Capital, Inc.	144,755	2,278,444

Solar Capital, Ltd.	112,404	2,065,986

TCP Capital Corp.	137,719	2,349,486

TriplePoint Venture Growth BDC Corp.	142,384	2,060,296

Total investment companies (cost $10,856,894)		$10,906,776

SHORT-TERM INVESTMENTS (14.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	13,069,976	$13,069,976

Putnam Short Term Investment Fund 0.09%(AFF)	35,249,871	35,249,871

Total short-term investments (cost $48,319,847)		$48,319,847

TOTAL INVESTMENTS

Total investments (cost $309,003,634)(b)		$344,350,284

Key to holding's abbreviations
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $334,235,624.
(b)	The aggregate identified cost on a tax basis is $309,065,112, resulting in gross unrealized appreciation and depreciation of $48,907,818 and $13,622,646, respectively, or net unrealized appreciation of $35,285,172.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$24,709,052	$84,077,939	$73,537,120	$15,364	$35,249,871
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $13,069,976, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $12,042,676.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$25,847,129	$—	$—
Consumer staples	2,975,868	—	—
Energy	13,574,909	—	—
Financials	115,498,660	—	—
Health care	13,299,249	—	—
Industrials	36,389,091	—	—
Information technology	37,511,714	—	—**
Materials	19,788,326	—	—
Telecommunication services	2,085,720	—	—
Utilities	18,152,995	—	—
Total common stocks	285,123,661	—	—
Investment companies	10,906,776	—	—
Short-term investments	35,249,871	13,069,976	—

Totals by level	$331,280,308	$13,069,976	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015